Securities 5 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Available For Sale Securities Backed By Guarantees [Line Items]
Available for sale securities - fair value	$ 102,774	$ 114,258
Available for sale securities - adjusted cost basis	$ 101,536